Quarterly Holdings Report
for

Strategic Advisers® Fidelity® U.S. Total Stock Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

August 31, 2021

TSF-QTLY-1021
1.9887485.103

Schedule of Investments August 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 44.1%
	Shares	Value
COMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,281,000	$35,125,020
Liberty Global PLC Class C (a)	668,300	19,367,334
Verizon Communications, Inc.	2,150,009	118,250,495
		172,742,849
Entertainment - 0.5%
Activision Blizzard, Inc.	562,344	46,320,275
Cinemark Holdings, Inc. (a)(b)	347,400	6,194,142
Lions Gate Entertainment Corp. Class B (a)	354,500	4,168,920
Netflix, Inc. (a)	93,800	53,390,022
Nihon Falcom Corp.	5,000	64,446
Nintendo Co. Ltd. ADR	310,183	18,635,795
Take-Two Interactive Software, Inc. (a)	47,398	7,641,506
The Walt Disney Co. (a)	855,495	155,101,244
Vivendi SA (b)	1,188,083	45,255,927
		336,772,277
Interactive Media & Services - 1.8%
Alphabet, Inc.:
Class A (a)	209,113	605,162,566
Class C (a)	51,036	148,475,973
Dip Corp.	320,000	10,180,430
Facebook, Inc. Class A (a)	974,600	369,743,748
Match Group, Inc. (a)	112,976	15,527,421
Snap, Inc. Class A (a)	93,600	7,123,896
Tongdao Liepin Group (a)	1,265,703	2,242,559
Vimeo, Inc. (a)	60,300	2,298,636
ZIGExN Co. Ltd.	1,550,000	5,987,820
Zoominfo Technologies, Inc. (a)	109,500	7,138,305
		1,173,881,354
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	638,400	17,517,696
AMC Networks, Inc. Class A (a)	20,000	950,600
Cogeco Communications, Inc.	20,000	1,839,020
Comcast Corp. Class A	8,709,033	528,464,122
Corus Entertainment, Inc. Class B (non-vtg.) (b)	95,400	472,595
Discovery Communications, Inc.:
Class A (a)(b)	200,000	5,768,000
Class C (non-vtg.) (a)	975,000	26,900,250
eBook Initiative Japan Co. Ltd. (a)	5,000	172,022
F@N Communications, Inc.	26,900	100,494
Fox Corp. Class A	474,333	17,759,028
Hyundai HCN	486,513	1,939,495
iHeartMedia, Inc. (a)	840,100	20,901,688
Intage Holdings, Inc.	5,000	69,218
Interpublic Group of Companies, Inc.	4,306,914	160,346,408
Liberty Broadband Corp. Class C (a)	174,600	33,404,472
Magnite, Inc. (a)	309,800	8,990,396
News Corp. Class A	973,600	21,876,792
Nippon Television Network Corp.	70,700	751,246
Pico Far East Holdings Ltd.	1,000,000	155,578
Sinclair Broadcast Group, Inc. Class A	50,000	1,500,500
TechTarget, Inc. (a)	240,300	20,324,574
Trenders, Inc. (b)	150,000	1,449,348
ViacomCBS, Inc. Class B	675,100	27,982,895
WOWOW INC.	100,000	2,172,431
WPP PLC	2,623,100	35,566,237
		937,375,105
Wireless Telecommunication Services - 0.1%
KDDI Corp.	100,000	3,056,540
Okinawa Cellular Telephone Co.	43,400	2,055,302
T-Mobile U.S., Inc. (a)	365,175	50,036,279
		55,148,121

TOTAL COMMUNICATION SERVICES		2,675,919,706

CONSUMER DISCRETIONARY - 4.2%
Auto Components - 0.3%
Adient PLC (a)	960,100	37,770,334
Akwel	25,000	684,835
Aptiv PLC (a)	277,300	42,202,287
BorgWarner, Inc.	821,205	35,049,029
Cie Automotive SA	100,000	2,873,946
Cooper-Standard Holding, Inc. (a)	35,000	814,800
DaikyoNishikawa Corp.	604,000	3,650,957
DTR Automotive Corp.	15,029	628,313
Eagle Industry Co. Ltd.	71,400	811,253
G-Tekt Corp.	650,000	8,756,079
Gentex Corp.	64,000	1,971,200
Hi-Lex Corp.	200,300	3,162,488
Hyundai Mobis	70,000	16,761,512
IJTT Co. Ltd.	450,000	2,466,482
Lear Corp.	250,000	39,985,000
Linamar Corp.	260,000	14,730,551
Murakami Corp.	70,000	1,896,741
Patrick Industries, Inc.	10,000	816,100
Plastic Omnium SA	125,000	3,766,593
Topre Corp.	350,000	4,266,236
TPR Co. Ltd.	500,000	6,758,169
		229,822,905
Automobiles - 0.3%
Daimler AG (Germany)	530,800	44,761,921
General Motors Co. (a)	696,817	34,151,001
Renault SA (a)	60,000	2,228,075
Tesla, Inc. (a)	118,300	87,035,676
		168,176,673
Distributors - 0.0%
Arata Corp.	25,000	1,013,498
Harima-Kyowa Co. Ltd.	39,600	617,676
LKQ Corp. (a)	12,600	663,894
Yagi & Co. Ltd.	60,045	797,398
		3,092,466
Diversified Consumer Services - 0.1%
Heian Ceremony Service Co. Ltd.	175,000	1,439,576
MegaStudy Co. Ltd.	79,794	912,301
Multicampus Co. Ltd.	33,128	1,071,960
Service Corp. International	511,742	32,116,928
		35,540,765
Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc. Class A	10,600	1,642,894
Betsson AB (B Shares)	200,000	1,898,151
Booking Holdings, Inc. (a)	53,176	122,287,252
Caesars Entertainment, Inc. (a)	248,361	25,240,928
Churchill Downs, Inc.	240,300	50,583,150
Elior SA (a)(c)	555,145	3,870,653
Expedia, Inc. (a)	128,366	18,548,887
Las Vegas Sands Corp. (a)	932,900	41,616,669
Marriott International, Inc. Class A (a)	527,400	71,272,836
Marriott Vacations Worldwide Corp. (a)	309,300	46,255,815
Starbucks Corp.	64,102	7,531,344
The Restaurant Group PLC (a)	1,271,237	2,107,799
Tosho Co. Ltd.	5,000	76,035
Wendy's Co.	1,001,250	23,048,775
		415,981,188
Household Durables - 0.6%
Cuckoo Holdings Co. Ltd.	111,735	2,419,999
ES-Con Japan Ltd.	25,000	177,703
FJ Next Co. Ltd.	600,000	5,601,054
GoPro, Inc. Class A (a)	625,800	6,239,226
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	750,013	4,771,238
Haseko Corp.	25,000	346,316
Helen of Troy Ltd. (a)	155,900	37,289,721
Hinokiya Holdings Co. Ltd.	25,000	525,383
Lennar Corp. Class A	417,700	44,823,387
Mohawk Industries, Inc. (a)	645,065	127,568,054
Open House Co. Ltd.	5,000	243,603
Portmeirion Group PLC (a)	23,413	199,574
Pressance Corp.	954,200	14,978,897
PulteGroup, Inc.	895,100	48,210,086
Sony Group Corp. sponsored ADR	103,900	10,749,494
Token Corp.	5,000	476,299
Whirlpool Corp.	305,040	67,575,511
		372,195,545
Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	228,500	38,157,215
Amazon.com, Inc. (a)	125,700	436,278,303
Aucfan Co. Ltd. (a)	25,000	204,745
eBay, Inc.	678,500	52,068,090
Hyundai Home Shopping Network Corp.	4,861	309,133
Locondo, Inc.	10,000	125,074
Moneysupermarket.com Group PLC	400,000	1,395,748
NS Shopping Co. Ltd.	21,105	314,142
Ocado Group PLC (a)	30,400	841,342
Oisix Ra Daichi, Inc. (a)	5,000	169,295
Papyless Co. Ltd.	100,000	1,379,812
Porch Group, Inc. Class A (a)	617,932	12,358,640
Syuppin Co. Ltd.	5,000	55,265
The RealReal, Inc. (a)	732,400	9,111,056
		552,767,860
Leisure Products - 0.0%
Brunswick Corp.	330,092	31,976,012
Multiline Retail - 0.1%
Dollar General Corp.	266,200	59,338,642
Europris ASA (c)	5,000	35,311
Macy's, Inc.	50,000	1,119,500
Max Stock Ltd.	250,000	905,605
Ryohin Keikaku Co. Ltd.	10,000	214,334
		61,613,392
Specialty Retail - 0.9%
Arcland Sakamoto Co. Ltd.	100,000	1,393,446
AT-Group Co. Ltd.	225,000	2,795,755
Auto1 Group SE (c)	138,800	6,039,276
Bed Bath & Beyond, Inc. (a)	350,000	9,639,000
Best Buy Co., Inc.	880,900	102,633,659
Burlington Stores, Inc. (a)	136,000	40,730,640
Dunelm Group PLC	200,000	3,536,114
Floor & Decor Holdings, Inc. Class A (a)	194,500	23,981,850
Foot Locker, Inc.	875,000	49,603,750
Genesco, Inc. (a)	50,000	3,101,500
Hour Glass Ltd.	1,871,200	1,990,268
JB Hi-Fi Ltd.	5,000	167,488
JD Sports Fashion PLC	875,000	12,144,222
Kid ASA (c)	25,000	369,210
Ku Holdings Co. Ltd.	100,000	914,421
Lookers PLC (a)	828,728	763,382
Lowe's Companies, Inc.	378,656	77,204,172
Mandarake, Inc.	43,600	254,431
Sally Beauty Holdings, Inc. (a)	1,038,800	19,311,292
Samse SA	4,000	885,563
The Home Depot, Inc.	399,100	130,178,438
TJX Companies, Inc.	890,000	64,720,800
Tokatsu Holdings Co. Ltd.	18,700	75,470
Ulta Beauty, Inc. (a)	166,500	64,487,115
Urban Outfitters, Inc. (a)	300,000	9,906,000
		626,827,262
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	125,000	7,063,750
Columbia Sportswear Co.	347,000	35,397,470
Deckers Outdoor Corp. (a)	95,000	39,752,750
Embry Holdings Ltd.	280,000	40,682
Fossil Group, Inc. (a)	30,000	402,000
G-III Apparel Group Ltd. (a)	250,000	7,732,500
Hagihara Industries, Inc.	25,000	342,226
Levi Strauss & Co. Class A	1,415,600	37,102,876
NIKE, Inc. Class B	677,800	111,660,772
PVH Corp. (a)	207,100	21,702,009
Seiren Co. Ltd.	10,000	173,976
Sitoy Group Holdings Ltd.	2,613,000	191,504
Tapestry, Inc.	983,900	39,670,848
Ted Baker PLC (a)	418,192	884,850
		302,118,213

TOTAL CONSUMER DISCRETIONARY		2,800,112,281

CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Anheuser-Busch InBev SA NV ADR (b)	31,700	1,941,625
Britvic PLC	588,000	7,882,015
Diageo PLC sponsored ADR	171,577	32,961,657
Keurig Dr. Pepper, Inc.	484,200	17,271,414
Monster Beverage Corp. (a)	507,900	49,555,803
The Coca-Cola Co.	3,282,753	184,851,821
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	690,621	1,216,531
		295,680,866
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	380,000	15,487,338
Amsterdam Commodities NV	40,700	1,170,176
Belc Co. Ltd.	15,000	790,801
Costco Wholesale Corp.	239,000	108,862,110
Daiichi Co. Ltd.	10,000	82,716
G-7 Holdings, Inc.	221,800	8,024,033
Halows Co. Ltd.	60,068	1,635,811
Kroger Co.	1,439,200	66,246,376
Natural Grocers by Vitamin Cottage, Inc.	50,000	604,500
Nihon Chouzai Co. Ltd.	13,400	211,569
OM2 Network Co. Ltd.	70,900	741,771
Performance Food Group Co. (a)	794,699	39,909,784
Qol Holdings Co. Ltd.	425,000	6,038,040
Retail Partners Co. Ltd.	154,400	1,671,503
Sapporo Clinical Laboratory	15,000	205,336
Satoh & Co. Ltd. (b)	12,300	166,027
Sprouts Farmers Market LLC (a)	100,000	2,490,000
Sundrug Co. Ltd.	1,000	33,223
Sysco Corp.	1,173,429	93,463,620
U.S. Foods Holding Corp. (a)	1,659,300	56,416,200
Walgreens Boots Alliance, Inc.	1,325,000	67,243,750
Walmart, Inc.	530,900	78,626,290
YAKUODO Holdings Co. Ltd.	85,000	1,921,511
Yaoko Co. Ltd.	2,000	129,982
		552,172,467
Food Products - 0.3%
Armanino Foods of Distinction	10,000	34,100
Axyz Co. Ltd.	30,000	869,881
Delsole Corp. (b)	65,000	308,412
Freshpet, Inc. (a)	156,600	20,066,724
Ingredion, Inc.	175,000	15,375,500
Kaneko Seeds Co. Ltd.	88,900	1,207,259
Lamb Weston Holdings, Inc.	557,600	36,327,640
LDC SA	10,059	1,258,979
Lotte Samkang Co. Ltd.	1,500	543,617
Mondelez International, Inc.	1,314,900	81,615,843
Origin Enterprises PLC	179,000	708,037
Pickles Corp.	100,000	1,708,858
Prima Meat Packers Ltd.	20,000	542,653
S Foods, Inc.	100,000	2,881,425
Shinobu Food Products Co. Ltd.	50,000	296,323
Sunjuice Holdings Co. Ltd.	50,000	757,521
Toyo Sugar Refining Co. Ltd.	39,400	416,151
Tyson Foods, Inc. Class A	549,700	43,162,444
		208,081,367
Household Products - 0.6%
Colgate-Palmolive Co.	11,200	873,040
Procter & Gamble Co.	1,827,800	260,260,442
Reckitt Benckiser Group PLC	537,200	41,010,505
Reynolds Consumer Products, Inc.	5,000	141,400
Spectrum Brands Holdings, Inc.	465,413	36,330,139
The Clorox Co.	187,800	31,559,790
Transaction Co. Ltd.	75,000	739,672
		370,914,988
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	224,000	76,269,760
Hengan International Group Co. Ltd.	500,000	2,899,408
Herbalife Nutrition Ltd. (a)	475,200	24,396,768
The Beauty Health Co. (a)	340,000	8,741,400
USANA Health Sciences, Inc. (a)	1,000	97,030
		112,404,366
Tobacco - 0.3%
Altria Group, Inc.	3,460,989	173,845,477
KT&G Corp.	40,099	2,823,422
Scandinavian Tobacco Group A/S (c)	32,565	660,793
Swedish Match Co. AB	709,000	6,546,549
		183,876,241

TOTAL CONSUMER STAPLES		1,723,130,295

ENERGY - 1.7%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	396,000	9,020,880
Halliburton Co.	540,900	10,807,182
High Arctic Energy Services, Inc. (a)	362,600	347,756
Hoegh LNG Partners LP (b)	38,398	165,879
Liberty Oilfield Services, Inc. Class A (a)	220,009	2,248,492
NOV, Inc. (a)	150,000	1,975,500
Oceaneering International, Inc. (a)	273,008	3,357,998
Subsea 7 SA	1,363,616	10,386,020
		38,309,707
Oil, Gas & Consumable Fuels - 1.6%
Africa Oil Corp. (a)(b)	3,630,500	4,891,888
APA Corp.	1,000,800	19,495,584
ARC Resources Ltd.	5,540	39,564
Baytex Energy Corp. (a)	2,463,500	4,256,672
Bonterra Energy Corp. (a)	218,300	837,453
Canadian Natural Resources Ltd.	848,100	28,064,974
Cenovus Energy, Inc.:
warrants 1/1/26 (a)	117,180	535,908
(Canada)	7,264,193	60,283,043
Cheniere Energy, Inc.	107,400	9,393,204
Chevron Corp.	56,500	5,467,505
China Petroleum & Chemical Corp.:
(H Shares)	29,000,100	13,953,041
sponsored ADR (H Shares)	9,600	460,704
CNX Resources Corp. (a)	250,000	2,840,000
ConocoPhillips Co.	125,000	6,941,250
Delek U.S. Holdings, Inc.	550,000	9,410,500
Diamondback Energy, Inc.	547,700	42,249,578
Enterprise Products Partners LP	576,700	12,837,342
EQT Corp. (a)	1,400,000	25,662,000
Extraction Oil & Gas, Inc. (a)	75,000	3,414,750
Exxon Mobil Corp.	6,493,846	354,044,484
Frontline Ltd. (NY Shares)	10,000	72,200
Harbour Energy PLC (a)(b)	1,536,170	7,531,404
Hess Corp.	1,729,071	118,873,631
Imperial Oil Ltd. (b)	509,000	13,470,860
Iwatani Corp.	30,000	1,657,956
Kosmos Energy Ltd. (a)	6,142,727	14,496,836
Magnolia Oil & Gas Corp. Class A	1,621,300	25,421,984
Marathon Oil Corp.	450,000	5,287,500
Marathon Petroleum Corp.	33,600	1,991,472
MEG Energy Corp. (a)	2,211,425	14,092,543
Motor Oil (HELLAS) Corinth Refineries SA (a)	111,300	1,839,845
Murphy Oil Corp.	559,800	11,901,348
NuVista Energy Ltd. (a)	5,000	14,346
Oil & Natural Gas Corp. Ltd.	16,500,000	27,265,905
Oil India Ltd.	2,300,000	5,738,098
Parex Resources, Inc.	1,863,800	28,718,164
Petronet LNG Ltd.	200,000	623,980
Phillips 66 Co.	600,268	42,673,052
Range Resources Corp. (a)	1,388,554	20,300,659
Reliance Industries Ltd.	620,300	19,200,977
Renewable Energy Group, Inc. (a)	206,700	10,008,414
Sinopec Kantons Holdings Ltd.	5,064,000	1,875,206
Southwestern Energy Co. (a)	6,250,084	28,437,882
Star Petroleum Refining PCL (a)	2,366,800	645,524
Teekay LNG Partners LP	1,578,629	21,942,943
Thai Oil PCL (For. Reg.)	468,100	721,772
Total SA sponsored ADR	675,000	29,895,750
Tourmaline Oil Corp.	241,500	6,458,376
Tsakos Energy Navigation Ltd.	10,000	76,000
Unit Corp. warrants 9/3/27 (a)(b)(d)	55,938	65,468
Valero Energy Corp.	115,900	7,685,329
Whiting Petroleum Corp. (a)	220,311	10,343,601
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	1,220	6,661
warrants 9/1/25 (a)	610	3,538
		1,084,418,668

TOTAL ENERGY		1,122,728,375

FINANCIALS - 6.9%
Banks - 3.1%
Arrow Financial Corp.	50,000	1,842,500
Associated Banc-Corp.	2,131,600	43,953,592
Bank Norwegian ASA	50,000	591,195
Bank of America Corp.	12,249,688	511,424,474
Bank7 Corp.	10,000	227,000
BankUnited, Inc.	799,098	33,586,089
BNP Paribas SA	108,600	6,879,797
Chesapeake Financial Shares, Inc.	5,000	146,100
Citigroup, Inc.	201,681	14,502,881
Citizens Financial Group, Inc.	434,512	19,027,280
Citizens Financial Services, Inc.	5,010	313,125
CNB Financial Corp., Pennsylvania	100,000	2,458,000
Comerica, Inc.	131,500	9,719,165
Credit Agricole Atlantique Vendee	7,800	920,985
Cullen/Frost Bankers, Inc.	134,600	15,374,012
Eagle Bancorp, Inc.	50,000	2,885,000
East West Bancorp, Inc.	5,000	366,700
EFG Eurobank Ergasias SA (a)	9,431,200	8,986,663
Embassy Bancorp, Inc.	5,000	96,350
Enterprise Bancorp, Inc.	5,000	168,750
First Horizon National Corp.	3,177,170	52,073,816
First of Long Island Corp.	49,800	1,055,760
FNB Corp., Pennsylvania	56,100	655,248
Great Southern Bancorp, Inc.	65,000	3,540,550
Gunma Bank Ltd.	468,400	1,511,448
Hirogin Holdings, Inc.	65,700	378,022
JPMorgan Chase & Co.	1,915,036	306,310,008
M&T Bank Corp.	588,898	82,451,609
NatWest Group PLC	1,066,600	3,124,930
NIBC Holding NV (b)(c)	660,726	5,461,066
Nicolet Bankshares, Inc. (a)	15,000	1,146,150
Northrim Bancorp, Inc.	10,000	419,700
Ogaki Kyoritsu Bank Ltd.	51,400	913,861
PacWest Bancorp	1,376,359	58,564,075
Parke Bancorp, Inc.	10,000	205,200
Piraeus Financial Holdings SA (a)	3,013,900	5,088,887
Plumas Bancorp	100,000	3,226,000
PNC Financial Services Group, Inc.	1,080,766	206,534,383
Seven Bank Ltd.	500,000	1,140,754
Shinsei Bank Ltd.	82,500	1,023,610
Signature Bank	29,200	7,572,436
Societe Generale Series A	489,161	15,395,911
Standard Chartered PLC (United Kingdom)	1,134,600	7,094,447
Texas Capital Bancshares, Inc. (a)	160,000	10,878,400
The Bank of Princeton	5,000	152,500
The Keiyo Bank Ltd.	148,400	600,264
The San-In Godo Bank Ltd.	142,300	741,153
Truist Financial Corp.	989,941	56,486,033
U.S. Bancorp	846,052	48,554,924
UniCredit SpA	558,000	6,962,817
Union Bankshares, Inc.	10,000	331,500
Van Lanschot NV (Bearer)	5,800	167,785
Washington Trust Bancorp, Inc.	150,000	7,989,000
Wells Fargo & Co.	10,048,817	459,230,937
West Bancorp., Inc.	25,000	764,750
Yamaguchi Financial Group, Inc.	127,800	745,786
		2,031,963,378
Capital Markets - 1.1%
Affiliated Managers Group, Inc.	278,200	47,324,602
Bank of New York Mellon Corp.	1,640,550	90,591,171
BlackRock, Inc. Class A	81,975	77,326,198
Cboe Global Markets, Inc.	87,700	11,063,355
CI Financial Corp.	2,200,000	42,704,395
Daou Data Corp.	1,000	12,124
Federated Hermes, Inc.	100,000	3,383,000
Goldman Sachs Group, Inc.	57,324	23,704,047
Hennessy Advisors, Inc.	10,000	102,000
Intercontinental Exchange, Inc.	60,600	7,243,518
Invesco Ltd.	764,300	19,352,076
KKR & Co. LP	528,409	33,971,415
Lazard Ltd. Class A	961,863	45,592,306
Morgan Stanley	1,031,901	107,761,421
Northern Trust Corp.	658,647	78,062,842
Raymond James Financial, Inc.	138,773	19,414,343
State Street Corp.	1,145,349	106,414,376
StepStone Group, Inc. Class A	238,299	11,407,373
Virtu Financial, Inc. Class A	269,589	6,599,539
		732,030,101
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	5,000,000	3,175,848
Ally Financial, Inc.	448,800	23,741,520
American Express Co.	337,817	56,064,109
Capital One Financial Corp.	997,935	165,627,272
Discover Financial Services	1,741,413	223,283,975
First Cash Financial Services, Inc.	458,910	39,323,998
Navient Corp.	160,000	3,713,600
OneMain Holdings, Inc.	1,404,759	81,237,213
Santander Consumer U.S.A. Holdings, Inc.	175,000	7,302,750
Shriram Transport Finance Co. Ltd.	188,146	3,488,713
Synchrony Financial	1,250,000	62,187,500
		669,146,498
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc.:
Class A (a)	2	859,800
Class B (a)	1,010,559	288,787,445
BFF Bank SpA (c)	693,800	6,340,642
Fuyo General Lease Co. Ltd.	100,000	6,908,149
Juniper Industrial Holdings, Inc. (e)	1,114,538	16,729,215
Voya Financial, Inc.	514,210	33,413,366
Zenkoku Hosho Co. Ltd.	100,000	4,762,987
		357,801,604
Insurance - 0.9%
AFLAC, Inc.	1,200,000	68,016,000
AIA Group Ltd.	347,000	4,143,432
Allstate Corp.	120,600	16,314,768
American International Group, Inc.	971,664	53,013,988
Arthur J. Gallagher & Co.	119,809	17,206,969
ASR Nederland NV	100,000	4,571,864
Assurant, Inc.	220,430	37,497,347
BRP Group, Inc. (a)	621,600	23,403,240
Chubb Ltd.	539,166	99,163,411
Db Insurance Co. Ltd.	531,800	26,936,341
Hartford Financial Services Group, Inc.	469,059	31,530,146
Hyundai Fire & Marine Insurance Co. Ltd.	425,000	9,388,172
Investors Title Co.	6,000	1,151,160
Marsh & McLennan Companies, Inc.	128,200	20,153,040
NN Group NV	150,203	7,798,176
NN Group NV rights (a)(b)(f)	150,203	164,938
Primerica, Inc.	30,000	4,588,200
Prudential Financial, Inc.	115,000	12,176,200
Prudential PLC (a)	189,700	3,952,329
Qualitas Controladora S.A.B. de CV	50,000	237,129
Reinsurance Group of America, Inc.	146,400	16,956,048
Sul America SA unit	10,803	61,319
The Travelers Companies, Inc.	842,745	134,594,804
Willis Towers Watson PLC	81,739	18,041,432
		611,060,453
Mortgage Real Estate Investment Trusts - 0.1%
New Residential Investment Corp.	3,950,400	43,138,368
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	188,500	1,199,382
Axos Financial, Inc. (a)	55,000	2,666,400
Equitable Group, Inc.	25,000	3,035,509
Essent Group Ltd.	1,056,530	49,741,432
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	35,000	3,426,500
Genworth Mortgage Insurance Ltd.	600,000	974,425
Greene County Bancorp, Inc.	178,718	5,611,745
MGIC Investment Corp.	3,104,599	47,407,227
Radian Group, Inc.	738,202	17,443,713
Sangsangin Co. Ltd. (a)	35,000	247,044
Southern Missouri Bancorp, Inc.	35,000	1,579,200
		133,332,577

TOTAL FINANCIALS		4,578,472,979

HEALTH CARE - 6.7%
Biotechnology - 1.0%
ADC Therapeutics SA (a)	234,900	6,852,033
Agios Pharmaceuticals, Inc. (a)	142,000	6,344,560
Alnylam Pharmaceuticals, Inc. (a)	154,100	31,040,363
Ambrx Biopharma, Inc. ADR	132,050	2,351,811
Amgen, Inc.	346,300	78,101,039
Arcutis Biotherapeutics, Inc. (a)	173,700	3,677,229
Argenx SE ADR (a)	76,000	25,157,520
Ascendis Pharma A/S sponsored ADR (a)	132,513	20,768,762
Atara Biotherapeutics, Inc. (a)	200,000	2,996,000
Avid Bioservices, Inc. (a)	320,000	7,756,800
BioAtla, Inc. (b)	100,000	4,109,000
Blueprint Medicines Corp. (a)	394,298	36,776,174
Cell Biotech Co. Ltd.	75,959	1,251,886
Celldex Therapeutics, Inc. (a)	218,605	11,509,553
Century Therapeutics, Inc.	165,000	4,092,000
Crinetics Pharmaceuticals, Inc. (a)	86,700	2,043,519
Cytokinetics, Inc. (a)	218,000	7,187,460
Essex Bio-Technology Ltd.	500,000	422,375
Exelixis, Inc. (a)	228,000	4,370,760
Generation Bio Co. (a)	128,000	3,200,000
Gilead Sciences, Inc.	325,000	23,653,500
Gritstone Bio, Inc. (a)	138,500	1,274,200
Heron Therapeutics, Inc. (a)	29,900	348,933
Imago BioSciences, Inc.	115,000	3,021,050
ImmunoGen, Inc. (a)	3,610,600	21,844,130
Innovent Biologics, Inc. (a)(c)	820,000	6,610,650
Insmed, Inc. (a)	221,600	6,213,664
Intercept Pharmaceuticals, Inc. (a)(b)	367,582	5,480,648
Krystal Biotech, Inc. (a)	224,200	12,990,148
Mirati Therapeutics, Inc. (a)	60,000	10,183,800
Natera, Inc. (a)	356,900	42,267,667
Nuvalent, Inc. Class A (a)(b)	117,200	4,269,596
Prelude Therapeutics, Inc. (b)	128,000	4,568,320
PTC Therapeutics, Inc. (a)	634,500	27,695,925
Regeneron Pharmaceuticals, Inc. (a)	228,000	153,535,200
Relay Therapeutics, Inc. (a)	100,000	3,203,000
Sarepta Therapeutics, Inc. (a)	90,000	7,030,800
Shattuck Labs, Inc.	152,000	3,211,760
TG Therapeutics, Inc. (a)	310,000	8,391,700
Turning Point Therapeutics, Inc. (a)	309,100	23,806,882
United Therapeutics Corp. (a)	75,000	16,116,000
Vaxcyte, Inc. (a)(b)	102,400	2,685,952
Verve Therapeutics, Inc.	106,600	7,457,736
Xencor, Inc. (a)	160,000	5,419,200
Zentalis Pharmaceuticals, Inc. (a)	160,000	10,910,400
Zymeworks, Inc. (a)	160,000	5,278,400
		677,478,105
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	50,100	6,331,137
Axonics Modulation Technologies, Inc. (a)	599,900	44,980,502
Becton, Dickinson & Co.	69,725	17,549,783
Boston Scientific Corp. (a)	3,973,963	179,424,429
Butterfly Network, Inc. Class A (a)(b)	1,190,200	14,710,872
Danaher Corp.	330,800	107,232,128
DexCom, Inc. (a)	10,800	5,717,736
Envista Holdings Corp. (a)	385,000	16,474,150
Fukuda Denshi Co. Ltd.	110,000	10,998,500
Hologic, Inc. (a)	235,000	18,600,250
InBody Co. Ltd.	215,000	5,472,839
Insulet Corp. (a)	144,000	42,884,640
Intuitive Surgical, Inc. (a)	8,600	9,060,616
iRhythm Technologies, Inc. (a)	1,909	91,250
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	101,800	4,696,034
Masimo Corp. (a)	30,000	8,146,200
Meridian Bioscience, Inc. (a)	30,000	607,200
Penumbra, Inc. (a)	136,421	37,508,954
Tandem Diabetes Care, Inc. (a)	380,700	42,703,119
Value Added Technology Co. Ltd.	150,000	5,468,524
Vieworks Co. Ltd.	375,000	14,302,294
ViewRay, Inc. (a)	6,164,300	37,232,372
		630,193,529
Health Care Providers & Services - 2.5%
agilon health, Inc. (a)(b)	200,000	7,000,000
Alignment Healthcare, Inc. (a)(b)	500,000	8,835,000
Anthem, Inc.	379,000	142,174,270
Cano Health, Inc. (a)(b)	1,000,000	11,970,000
Cardinal Health, Inc.	569,727	29,904,970
Centene Corp. (a)	2,577,100	162,305,758
Cigna Corp.	1,429,110	302,471,132
Covetrus, Inc. (a)	139,200	3,144,528
CVS Health Corp.	1,640,561	141,728,065
Guardant Health, Inc. (a)	36,400	4,632,628
HCA Holdings, Inc.	150,000	37,947,000
Humana, Inc.	380,400	154,221,768
Laboratory Corp. of America Holdings (a)	50,000	15,169,000
LifeStance Health Group, Inc.	400,000	5,944,000
McKesson Corp.	352,126	71,883,002
MEDNAX, Inc. (a)	1,185,500	38,066,405
Progyny, Inc. (a)	622,000	34,751,140
Quest Diagnostics, Inc.	3,700	565,471
Rede D'Oregon Sao Luiz SA (c)	800,000	10,647,482
Sinopharm Group Co. Ltd. (H Shares)	1,250,000	3,211,207
Surgery Partners, Inc. (a)	140,000	6,888,000
Tokai Corp.	150,000	3,219,106
UnitedHealth Group, Inc.	1,042,203	433,837,843
Universal Health Services, Inc. Class B	280,000	43,612,800
		1,674,130,575
Health Care Technology - 0.1%
Doximity, Inc.	50,000	4,600,000
Evolent Health, Inc. (a)	300,000	7,368,000
GPI SpA	10,000	148,184
Phreesia, Inc. (a)	658,100	47,087,055
		59,203,239
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. (a)	45,000	7,916,400
Avantor, Inc. (a)	1,551,000	61,171,440
Bio-Rad Laboratories, Inc. Class A (a)	35,000	28,168,700
Bruker Corp.	717,750	63,384,503
Charles River Laboratories International, Inc. (a)	42,800	18,997,208
ICON PLC (a)	5,200	1,330,004
Lonza Group AG	21,000	17,772,318
Macrogen, Inc.	5,000	138,493
Sartorius Stedim Biotech	26,900	16,313,053
Thermo Fisher Scientific, Inc.	98,500	54,662,575
		269,854,694
Pharmaceuticals - 1.7%
Arvinas Holding Co. LLC (a)	573,900	49,475,919
AstraZeneca PLC:
(United Kingdom)	280,000	32,744,165
sponsored ADR	1,594,286	92,914,988
Atea Pharmaceuticals, Inc. (b)	70,000	2,080,400
Bayer AG	1,000,915	55,681,773
Bristol-Myers Squibb Co.	4,416,299	295,273,751
Dai Han Pharmaceutical Co. Ltd.	25,000	655,791
Daito Pharmaceutical Co. Ltd.	81,400	2,671,036
Dawnrays Pharmaceutical Holdings Ltd.	8,622,000	1,784,829
Eli Lilly & Co.	419,800	108,430,142
Faes Farma SA	50,000	195,178
Fuji Pharma Co. Ltd.	5,000	52,493
Genomma Lab Internacional SA de CV (a)	1,000,000	967,437
GlaxoSmithKline PLC sponsored ADR	1,780,454	72,535,696
Humedix Co. Ltd.	5,000	144,749
Huons Co. Ltd.	10,000	494,432
Intra-Cellular Therapies, Inc. (a)	44,700	1,484,040
Jazz Pharmaceuticals PLC (a)	125,000	16,463,750
Johnson & Johnson	530,949	91,923,200
Kaken Pharmaceutical Co. Ltd.	2,000	90,351
Nektar Therapeutics (a)	210,000	3,250,800
Nippon Chemiphar Co. Ltd.	40,100	812,097
Pliant Therapeutics, Inc. (a)(b)	177,600	3,239,424
Reata Pharmaceuticals, Inc. (a)	230,500	24,550,555
Roche Holding AG (participation certificate)	318,376	127,845,529
Royalty Pharma PLC	500,000	19,325,000
Sanofi SA sponsored ADR	1,581,450	81,887,481
Theravance Biopharma, Inc. (a)	132,200	1,097,260
UCB SA	71,000	8,121,765
Viatris, Inc.	63,300	926,079
		1,097,120,110

TOTAL HEALTH CARE		4,407,980,252

INDUSTRIALS - 5.4%
Aerospace & Defense - 0.7%
Airbus Group NV (a)	435,545	59,580,873
General Dynamics Corp.	78,927	15,809,867
HEICO Corp. Class A	367,646	41,999,879
Huntington Ingalls Industries, Inc.	61,231	12,501,533
L3Harris Technologies, Inc.	231,700	53,988,417
Lockheed Martin Corp.	120,200	43,247,960
Magellan Aerospace Corp.	50,000	417,707
Maxar Technologies, Inc.	29,500	937,805
MTU Aero Engines AG	27,400	6,287,718
Northrop Grumman Corp.	233,100	85,710,870
Raytheon Technologies Corp.	79,568	6,744,184
Rolls-Royce Holdings PLC (a)	6,547,000	10,324,766
Safran SA	31,700	3,976,624
The Boeing Co. (a)	629,726	138,224,857
The Lisi Group	5,000	165,305
Vectrus, Inc. (a)	35,000	1,760,850
		481,679,215
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	899,100	24,626,349
Deutsche Post AG	502,100	35,322,276
FedEx Corp.	128,918	34,252,223
Onelogix Group Ltd. (a)	574,686	98,905
Sinotrans Ltd. (H Shares)	1,000,000	407,589
United Parcel Service, Inc. Class B	623,022	121,881,794
		216,589,136
Airlines - 0.1%
Copa Holdings SA Class A (a)	17,300	1,301,825
Delta Air Lines, Inc. (a)	622,500	25,173,900
Hawaiian Holdings, Inc. (a)	50,000	1,011,000
JetBlue Airways Corp. (a)	1,370,900	20,741,717
Ryanair Holdings PLC sponsored ADR (a)	49,500	5,331,150
		53,559,592
Building Products - 0.6%
Builders FirstSource, Inc. (a)	431,800	23,010,622
Carlisle Companies, Inc.	293,820	61,919,627
Fortune Brands Home & Security, Inc.	1,374,029	133,789,204
Jeld-Wen Holding, Inc. (a)	668,908	18,421,726
Johnson Controls International PLC	237,232	17,744,954
KVK Corp.	10,000	207,244
Nihon Dengi Co. Ltd.	171,800	5,980,948
Nihon Flush Co. Ltd. (b)	350,078	4,038,076
Trane Technologies PLC	676,600	134,305,100
		399,417,501
Commercial Services & Supplies - 0.0%
CoreCivic, Inc. (a)	200,000	1,944,000
CTS Co. Ltd.	5,000	34,586
gremz, Inc.	5,000	127,028
VSE Corp.	20,054	1,002,499
		3,108,113
Construction & Engineering - 0.1%
Boustead Projs. Pte Ltd.	2,180,500	1,581,306
Br Holding Corp.	50,000	235,422
Dai-Ichi Cutter Kogyo KK	25,000	294,051
Kawasaki Setsubi Kogyo Co. Ltd.	35,000	136,163
Meisei Industrial Co. Ltd.	500,200	3,400,896
Raiznext Corp.	550,800	5,547,302
Seikitokyu Kogyo Co. Ltd.	200,000	1,530,700
Shinnihon Corp.	25,000	195,882
Totetsu Kogyo Co. Ltd.	350,000	7,816,661
Watanabe Sato Co. Ltd.	20,000	551,743
		21,290,126
Electrical Equipment - 0.6%
Acuity Brands, Inc.	142,652	26,323,574
Aichi Electric Co. Ltd.	231,450	5,863,302
AMETEK, Inc.	790,600	107,497,882
AQ Group AB (a)	1,000	39,168
Array Technologies, Inc.	912,272	17,397,027
BizLink Holding, Inc.	50,000	411,303
Emerson Electric Co.	668,700	70,547,850
FTC Solar, Inc. (a)	258,300	2,802,555
Gerard Perrier Industrie SA (b)	5,000	486,469
Hubbell, Inc. Class B	78,060	16,088,947
Iwabuchi Corp.	8,700	444,430
Plug Power, Inc. (a)	316,300	8,242,778
Regal Beloit Corp.	251,800	37,623,956
Shoals Technologies Group, Inc.	118,750	3,867,688
Sunrun, Inc. (a)	1,510,410	66,835,643
Terasaki Electric Co. Ltd.	33,600	405,588
Vertiv Holdings Co.	893,609	25,172,966
Vertiv Holdings LLC (a)(e)	600,000	16,902,000
		406,953,126
Industrial Conglomerates - 0.9%
3M Co.	102,903	20,039,330
General Electric Co.	4,129,592	435,300,293
Hitachi Ltd.	479,600	26,526,983
Mytilineos SA	239,500	4,496,355
Reunert Ltd.	56,900	204,431
Roper Technologies, Inc.	124,300	60,071,704
Siemens AG	421,400	69,908,079
		616,547,175
Machinery - 1.3%
AGCO Corp.	349,700	48,125,714
Caterpillar, Inc.	378,700	79,856,469
Chart Industries, Inc. (a)	253,200	47,697,816
Clean & Science Co. Ltd.	5,000	85,210
Colfax Corp. (a)	1,026,000	49,422,420
Crane Co.	5,000	508,850
Cummins, Inc.	28,942	6,829,733
Danieli & C. Officine Meccaniche SpA	25,000	729,113
Ebara Jitsugyo Co. Ltd.	50,000	1,142,117
Epiroc AB (A Shares)	236,600	5,191,549
Estic Corp.	14,900	656,188
Flowserve Corp.	1,762,431	68,505,693
Fortive Corp.	1,168,224	86,296,707
Fukushima Industries Corp.	10,000	440,849
Haitian International Holdings Ltd.	900,000	3,448,431
Hy-Lok Corp.	14,316	207,531
IDEX Corp.	208,027	46,598,048
ITT, Inc.	1,034,500	98,970,615
Koike Sanso Kogyo Co. Ltd.	2,200	60,092
Mitsui Engineering & Shipbuilding Co. (a)	250,000	1,049,857
Nakanishi Manufacturing Co. Ltd.	30,000	316,321
Nansin Co. Ltd.	32,900	170,758
Oshkosh Corp.	622,400	71,314,592
Otis Worldwide Corp.	1,221,104	112,610,211
Pentair PLC	619,700	47,816,052
Sakura Rubber Co. Ltd.	20,800	743,971
Semperit AG Holding	25,000	1,003,638
Shinwa Co. Ltd.	50,000	1,034,859
Stanley Black & Decker, Inc.	235,132	45,443,962
Takamatsu Machinery Co. Ltd.	25,000	166,114
The Hanshin Diesel Works Ltd.	4,500	73,872
Trinity Industrial Corp.	10,000	78,171
Westinghouse Air Brake Tech Co.	177,614	15,947,961
Yamada Corp.	25,000	523,792
		843,067,276
Marine - 0.0%
Genco Shipping & Trading Ltd.	295,300	5,755,397
Japan Transcity Corp.	280,300	1,505,770
		7,261,167
Professional Services - 0.1%
ABIST Co. Ltd.	57,385	1,539,795
Altech Corp.	100,000	1,753,397
Artner Co. Ltd.	10,000	74,444
Bertrandt AG	55,000	3,133,415
Career Design Center Co. Ltd.	145,000	1,560,514
Creek & River Co. Ltd.	45,000	723,992
Dun & Bradstreet Holdings, Inc. (a)(b)	495,300	9,078,849
en-japan, Inc.	5,000	169,295
Equifax, Inc.	22,700	6,180,302
Gakujo Co. Ltd. (b)	268,800	2,831,788
Mastech Digital, Inc. (a)	30,000	523,200
McMillan Shakespeare Ltd.	46,017	420,797
Outsourcing, Inc.	125,000	2,136,072
Quick Co. Ltd.	310,900	3,885,720
SaraminHR Co. Ltd.	112,438	4,690,960
SHL-JAPAN Ltd.	51,600	1,275,753
WDB Holdings Co. Ltd.	60,000	1,862,473
Will Group, Inc.	178,000	2,072,608
World Holdings Co. Ltd.	100,000	2,366,041
		46,279,415
Road & Rail - 0.5%
Autohellas SA	51,600	456,950
CSX Corp.	3,152,400	102,547,572
Daqin Railway Co. Ltd. (A Shares)	2,952,141	2,773,615
Knight-Swift Transportation Holdings, Inc. Class A	680,174	35,321,436
Landstar System, Inc.	156,120	26,232,844
Lyft, Inc. (a)	651,483	31,017,106
Meitetsu Transport Co. Ltd.	32,200	713,572
NANSO Transport Co. Ltd.	90,000	917,057
Nikkon Holdings Co. Ltd.	150,000	3,133,209
Old Dominion Freight Lines, Inc.	332,500	95,999,400
Patriot Transportation Holding, Inc.	10,000	122,600
Ryder System, Inc.	171,264	13,613,775
Sakai Moving Service Co. Ltd.	10,000	442,212
SENKO Co. Ltd.	5,000	43,994
Stef SA	100,039	11,221,500
Tohbu Network Co. Ltd.	42,500	354,633
Uber Technologies, Inc. (a)	343,572	13,447,408
Utoc Corp.	136,300	670,257
		339,029,140
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	50,000	2,696,500
Air Lease Corp. Class A	634,500	25,215,030
Alconix Corp.	2,500	36,154
Beijer Ref AB (B Shares)	86,700	1,991,313
Canox Corp.	81,539	1,040,592
Daiichi Jitsugyo Co. Ltd.	5,900	252,593
Green Cross Co. Ltd.	81,100	727,589
Howden Joinery Group PLC	26,900	349,716
Itochu Corp.	1,850,200	55,683,427
Kamei Corp.	300,000	3,201,382
Mitani Shoji Co. Ltd.	56,600	4,028,342
Mitsubishi Corp.	400,000	12,038,358
Narasaki Sangyo Co. Ltd.	25,000	473,572
Nishikawa Keisoku Co. Ltd.	15,000	634,004
Rasa Corp. (a)	25,000	206,336
Sam Yung Trading Co. Ltd.	7,856	107,783
Shinsho Corp.	274,300	7,953,615
Totech Corp.	50,000	1,182,112
Triton International Ltd.	5,000	273,600
		118,092,018
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200,400	1,275,099
Meiko Transportation Co. Ltd.	25,000	261,328
Qingdao Port International Co. Ltd. (H Shares) (c)	4,884,814	2,518,577
		4,055,004

TOTAL INDUSTRIALS		3,556,928,004

INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,199,000	129,784,980
Electronic Equipment & Components - 0.6%
Ai Holdings Corp.	5,000	101,532
Avnet, Inc.	747,300	30,235,758
CDW Corp.	42,800	8,586,108
Cognex Corp.	276,100	24,467,982
Corning, Inc.	124,300	4,970,757
Daido Signal Co. Ltd.	155,000	853,793
Daiwabo Holdings Co. Ltd.	250,000	4,753,897
Elematec Corp.	177,000	1,832,505
Flex Ltd. (a)	3,078,793	57,203,974
FLEXium Interconnect, Inc.	101,316	424,959
Hagiwara Electric Holdings Co. Ltd.	60,080	1,245,125
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,660,000	10,676,164
Insight Enterprises, Inc. (a)	82,748	8,513,942
Jabil, Inc.	1,884,797	116,442,759
Kingboard Chemical Holdings Ltd.	1,500,000	7,377,097
Kitron ASA	250,000	550,939
Makus, Inc. (g)	1,300,684	6,958,500
Methode Electronics, Inc. Class A	200,000	9,314,000
New Cosmos Electric Co. Ltd.	20,000	393,219
PAX Global Technology Ltd.	10,000,000	12,343,377
Redington (India) Ltd.	1,034,288	2,186,933
Riken Kieki Co. Ltd.	110,000	2,841,613
ScanSource, Inc. (a)	119,631	4,256,471
SYNNEX Corp.	5,000	635,350
TE Connectivity Ltd.	545,400	81,929,988
Thinking Electronic Industries Co. Ltd.	600,000	4,208,852
Vontier Corp.	515,629	18,753,427
		422,059,021
IT Services - 1.6%
Amadeus IT Holding SA Class A (a)	234,000	14,290,003
Amdocs Ltd.	666,100	51,309,683
Asahi Intelligence Service Co.	35,000	416,761
Avant Corp.	300,000	4,153,070
Capgemini SA	159,100	35,721,070
CDS Co. Ltd.	10,000	148,980
Cielo SA	625,000	346,900
Cognizant Technology Solutions Corp. Class A	861,800	65,763,958
CSE Global Ltd.	1,349,925	471,914
Data Applications Co. Ltd.	20,000	292,687
Dlocal Ltd.	142,100	9,094,400
DTS Corp.	275,000	6,391,628
DXC Technology Co. (a)	200,000	7,344,000
E-Credible Co. Ltd.	127,100	2,297,639
E-Guardian, Inc.	10,000	300,868
Edenred SA	318,059	18,026,312
Enea Data AB (a)	67,600	1,735,151
FDM Group Holdings PLC	5,000	87,440
Fidelity National Information Services, Inc.	402,828	51,469,334
Fiserv, Inc. (a)	432,300	50,920,617
Future Corp.	35,000	780,075
Gartner, Inc. (a)	89,800	27,724,852
Genpact Ltd.	243,393	12,627,229
Global Payments, Inc.	160,232	26,060,132
GoDaddy, Inc. (a)	547,504	40,137,518
Hexaware Technologies Ltd.	100,000	651,122
IBM Corp.	58,082	8,151,228
IFIS Japan Ltd.	30,000	184,611
Information Planning Co. Ltd.	5,000	134,300
Kgmobilians Co. Ltd.	5,000	44,439
Korea Information & Communication Co. Ltd. (a)	250,407	2,000,827
MasterCard, Inc. Class A	412,086	142,676,536
MongoDB, Inc. Class A (a)	154,300	60,459,369
Nice Information & Telecom, Inc.	6,500	181,443
PayPal Holdings, Inc. (a)	384,838	111,087,337
Sabre Corp. (a)	1,094,600	12,292,358
Snowflake Computing, Inc.	6,000	1,826,100
Softcreate Co. Ltd.	5,000	140,890
Square, Inc. (a)	10,900	2,921,963
Sysage Technology Co. Ltd.	50,000	70,690
TDC Soft, Inc.	250,000	3,104,122
Tech Mahindra Ltd.	50,000	992,207
Techmatrix Corp.	1,000	17,952
Twilio, Inc. Class A (a)	7,700	2,748,592
ULS Group, Inc.	25,000	1,272,554
Unisys Corp. (a)	547,300	13,250,133
Visa, Inc. Class A	964,201	220,898,449
WEX, Inc. (a)	124,000	22,762,680
Wix.com Ltd. (a)	14,900	3,308,992
		1,039,091,115
Semiconductors & Semiconductor Equipment - 1.1%
Advanced Micro Devices, Inc. (a)	72,695	8,048,790
Analog Devices, Inc.	60,726	9,895,302
Applied Materials, Inc.	407,018	55,000,342
Cirrus Logic, Inc. (a)	282,695	23,653,091
indie Semiconductor, Inc. (a)(b)	182,200	1,840,220
Intel Corp.	569,700	30,797,982
Lam Research Corp.	50,500	30,543,410
Marvell Technology, Inc.	703,111	43,023,362
Microchip Technology, Inc.	120,600	18,977,616
Micron Technology, Inc.	219,850	16,202,945
Miraial Co. Ltd.	51,000	599,400
NVIDIA Corp.	771,236	172,641,179
NXP Semiconductors NV	493,442	106,154,177
ON Semiconductor Corp. (a)	1,178,111	52,261,004
Qualcomm, Inc.	825,850	121,143,937
Renesas Electronics Corp. (a)	367,900	3,939,437
Semtech Corp. (a)	71,400	4,992,288
Sitronix Technology Corp.	100,000	1,066,676
SolarEdge Technologies, Inc. (a)	88,100	25,529,618
Systems Technology, Inc.	100,000	1,423,758
Teradyne, Inc.	25,800	3,133,152
Topco Scientific Co. Ltd.	341,000	1,633,732
Universal Display Corp.	12,100	2,523,939
Xilinx, Inc.	66,471	10,342,223
		745,367,580
Software - 3.5%
Adobe, Inc. (a)	103,500	68,692,950
Anaplan, Inc. (a)	869,200	52,134,616
Asiainfo Technologies Ltd. (c)	400,000	657,285
Autodesk, Inc. (a)	230,728	71,546,446
Avalara, Inc. (a)	35,500	6,379,350
Blackbaud, Inc. (a)	374,133	26,073,329
CCC Intelligent Solutions Holdings, Inc. (e)	134,385	1,480,923
CENIT AG	20,000	357,767
Ceridian HCM Holding, Inc. (a)	554,000	62,241,900
Check Point Software Technologies Ltd. (a)	10,000	1,256,300
Cloudflare, Inc. (a)	20,300	2,451,022
Cognyte Software Ltd. (a)	602,319	16,551,726
Confluent, Inc. (b)	23,700	1,325,067
Coupa Software, Inc. (a)	16,000	3,916,960
Cresco Ltd.	400,800	7,144,197
Cyient Ltd.	1,200,000	16,078,464
Dynatrace, Inc. (a)	167,202	11,491,793
Elastic NV (a)	398,486	63,578,441
Encourage Technologies Co. Ltd.	25,000	142,708
Envestnet, Inc. (a)	100	7,987
Everbridge, Inc. (a)	68,800	10,799,536
FireEye, Inc. (a)	137,800	2,506,582
HubSpot, Inc. (a)	28,500	19,507,395
Intuit, Inc.	76,000	43,024,360
Lightspeed Commerce, Inc.	75,900	8,438,562
LivePerson, Inc. (a)	277,100	17,762,110
Microsoft Corp.	3,862,467	1,166,001,538
Momentive Global, Inc. (a)	2,113,353	41,442,852
NortonLifeLock, Inc.	2,787,400	74,033,344
Nucleus Software Exports Ltd.	16,048	121,365
Proofpoint, Inc. (a)	326,520	57,467,520
PTC, Inc. (a)	385,843	50,800,089
Qualtrics International, Inc.	205,500	9,305,040
Salesforce.com, Inc. (a)	461,770	122,493,728
SAP SE sponsored ADR	421,191	63,237,617
Scala, Inc.	25,000	164,523
ServiceNow, Inc. (a)	44,000	28,320,160
Sinosoft Tech Group Ltd.	23,000,000	3,282,567
System Information Co. Ltd.	75,000	659,228
System Research Co. Ltd.	186,400	3,424,209
Tenable Holdings, Inc. (a)	746,578	33,125,666
Toho System Science Co. Ltd.	12,100	105,366
Verint Systems, Inc. (a)	74,600	3,330,144
Workday, Inc. Class A (a)	137,423	37,538,467
Workiva, Inc. (a)	186,200	26,118,274
Yext, Inc. (a)	1,512,988	20,455,598
Zendesk, Inc. (a)	316,367	39,102,961
Zensar Technologies Ltd.	25,000	154,316
Zoom Video Communications, Inc. Class A (a)	12,200	3,531,900
		2,299,764,248
Technology Hardware, Storage & Peripherals - 1.3%
ABKO Co. Ltd. (a)	1,000	15,359
Apple, Inc.	5,014,966	761,422,288
Dell Technologies, Inc. (a)	500,000	48,730,000
Elecom Co. Ltd.	115,000	1,862,746
HP, Inc.	504,398	15,000,797
MCJ Co. Ltd.	2,100,000	23,421,352
Samsung Electronics Co. Ltd.	101,720	6,732,151
TSC Auto ID Technology Corp.	172,000	1,340,252
Western Digital Corp. (a)	412,621	26,077,647
		884,602,592

TOTAL INFORMATION TECHNOLOGY		5,520,669,536

MATERIALS - 1.3%
Chemicals - 0.5%
C. Uyemura & Co. Ltd.	150,000	6,176,430
CF Industries Holdings, Inc.	30,000	1,362,600
Ciner Resources LP (a)	25,000	314,250
DuPont de Nemours, Inc.	1,159,681	85,839,588
EcoGreen International Group Ltd.	300,000	69,046
Element Solutions, Inc.	1,216,300	27,646,499
International Flavors & Fragrances, Inc.	242,021	36,666,182
Isamu Paint Co. Ltd.	5,000	161,569
K+S AG	200,000	2,850,331
KPX Holdings Corp.	7,154	411,126
Linde PLC	259,200	81,541,728
Livent Corp. (a)	64,700	1,609,089
Olin Corp.	1,062,500	52,955,000
PPG Industries, Inc.	55,748	8,894,593
Scientex Bhd	1,771,200	1,908,823
Scientex Bhd warrants 1/14/26 (a)	118,080	42,324
SK Kaken Co. Ltd.	5,000	1,929,282
Toho Acetylene Co. Ltd.	125,000	1,839,522
Tokuyama Corp.	14,280	285,561
Yara International ASA	50,300	2,525,920
Yip's Chemical Holdings Ltd.	450,000	285,826
		315,315,289
Construction Materials - 0.2%
Kunimine Industries Co. Ltd.	5,000	49,766
Mitani Sekisan Co. Ltd.	16,400	942,126
Summit Materials, Inc. (a)	2,274,300	76,575,681
Vertex Corp.	20,000	551,743
Vicat SA	2,000	99,537
Vulcan Materials Co.	233,400	43,396,062
		121,614,915
Containers & Packaging - 0.1%
Crown Holdings, Inc.	637,930	70,038,335
Mayr-Melnhof Karton AG	11,200	2,361,878
Silgan Holdings, Inc.	18,100	767,983
Vidrala SA	5,000	577,977
		73,746,173
Metals & Mining - 0.5%
Anglo American PLC (United Kingdom)	265,000	11,192,410
ArcelorMittal SA Class A unit (b)	101,800	3,405,210
BHP Group Ltd. sponsored ADR (b)	297,370	19,668,052
Chubu Steel Plate Co. Ltd.	169,800	1,277,957
CI Resources Ltd.	136,202	104,621
CK-SAN-ETSU Co. Ltd.	55,000	1,664,773
Commercial Metals Co.	992,200	32,365,564
Compania de Minas Buenaventura SA sponsored ADR (a)	168,400	1,263,000
Daiki Aluminum Industry Co. Ltd.	10,000	134,982
First Quantum Minerals Ltd.	636,900	13,266,541
Freeport-McMoRan, Inc.	3,676,844	133,800,353
Fresnillo PLC	10,000	117,412
Glencore Xstrata PLC	922,800	4,159,738
Labrador Iron Ore Royalty Corp.	4,700	164,024
Lundin Mining Corp.	5,530,100	44,708,929
Mount Gibson Iron Ltd.	21,500,000	9,594,278
Newmont Corp.	912,800	52,933,272
Pacific Metals Co. Ltd. (b)	58,300	900,347
Perenti Global Ltd.	3,500,411	2,240,635
Rio Tinto PLC sponsored ADR	15,000	1,126,050
Sandfire Resources NL	400,000	1,902,030
St Barbara Ltd.	681,138	787,293
Teck Resources Ltd. Class B (sub. vtg.)	300,000	6,764,951
Yamato Kogyo Co. Ltd.	10,000	378,130
		343,920,552
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	363,300	23,047,752
Stella-Jones, Inc.	100,000	3,419,332
		26,467,084

TOTAL MATERIALS		881,064,013

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Alexandria Real Estate Equities, Inc.	78,700	16,241,319
American Tower Corp.	494,399	144,448,556
CoreSite Realty Corp.	269,742	40,021,621
Corporate Office Properties Trust (SBI)	87,900	2,477,022
CubeSmart	390,400	20,886,400
CyrusOne, Inc.	495,000	38,105,100
Digital Realty Trust, Inc.	108,500	17,784,235
Douglas Emmett, Inc.	229,000	7,559,290
Equinix, Inc.	11,895	10,032,838
Equity Lifestyle Properties, Inc.	261,200	22,220,284
Healthcare Trust of America, Inc.	41,900	1,270,827
Invitation Homes, Inc.	525,900	21,656,562
Kilroy Realty Corp.	95,100	6,243,315
Lexington Corporate Properties Trust	3,518,621	47,606,942
Mid-America Apartment Communities, Inc.	139,300	26,797,141
Outfront Media, Inc.	1,327,540	32,869,890
Plymouth Industrial REIT, Inc.	1,315,800	31,000,248
Prologis (REIT), Inc.	282,100	37,987,586
SBA Communications Corp. Class A	33,000	11,846,010
Simon Property Group, Inc.	583,794	78,491,103
Uniti Group, Inc.	2,628,600	34,355,802
Ventas, Inc.	159,400	8,916,836
VICI Properties, Inc.	90,100	2,784,991
Weyerhaeuser Co.	99,400	3,578,400
		665,182,318
Real Estate Management & Development - 0.4%
Anabuki Kosan, Inc.	25,000	459,710
Arealink Co. Ltd.	100,000	1,282,552
CBRE Group, Inc. (a)	1,386,600	133,529,580
Cushman & Wakefield PLC (a)	1,908,400	34,618,376
Daito Trust Construction Co. Ltd.	75,000	8,235,241
Howard Hughes Corp. (a)	325,900	29,503,727
Jones Lang LaSalle, Inc. (a)	45,200	10,957,836
Newmark Group, Inc.	2,747,500	37,420,950
Nihon Housing Co. Ltd.	11,500	439,031
Nisshin Group Holdings Co.	64,700	295,815
Opendoor Technologies, Inc. (a)(b)	719,900	12,763,827
Sun Frontier Fudousan Co. Ltd.	50,000	519,929
Will Co. Ltd.	10,000	32,087
		270,058,661

TOTAL REAL ESTATE		935,240,979

UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	204,000	18,272,280
Duke Energy Corp.	680,200	71,189,732
Edison International	230,300	13,320,552
Entergy Corp.	389,000	43,027,290
Evergy, Inc.	1,137,164	77,838,876
Exelon Corp.	2,050,866	100,533,451
FirstEnergy Corp.	382,900	14,883,323
Fjordkraft Holding ASA (c)	1,000	6,188
NextEra Energy, Inc.	452,200	37,980,278
NRG Energy, Inc.	140,100	6,398,367
PG&E Corp. (a)	8,616,946	79,017,395
Portland General Electric Co.	699,300	35,909,055
PPL Corp.	2,703,800	79,356,530
Southern Co.	1,917,266	126,021,894
		703,755,211
Gas Utilities - 0.0%
Busan City Gas Co. Ltd.	60,816	3,106,646
China Resource Gas Group Ltd.	764,000	4,636,584
Enagas SA	56,000	1,273,840
Hokuriku Gas Co.	6,200	176,958
Keiyo Gas Co. Ltd.	3,000	91,351
Seoul City Gas Co. Ltd.	13,199	1,788,104
South Jersey Industries, Inc.	771,100	19,130,991
YESCO Co. Ltd.	25,028	824,977
		31,029,451
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp. (b)	407,600	17,856,956
NextEra Energy Partners LP	12,798	1,022,944
Sunnova Energy International, Inc. (a)	449,800	16,282,760
The AES Corp.	596,300	14,233,681
		49,396,341
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	582,044	14,603,484
Dominion Energy, Inc.	1,420,317	110,557,475
MDU Resources Group, Inc.	1,050,200	33,784,934
NiSource, Inc.	337,500	8,319,375
Public Service Enterprise Group, Inc.	136,083	8,701,147
Sempra Energy	163,900	21,693,804
		197,660,219

TOTAL UTILITIES		981,841,222

TOTAL COMMON STOCKS
(Cost $21,097,395,889)		29,184,087,642

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	180,000	18,210,266
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR (a)	534,300	9,585,342
INFORMATION TECHNOLOGY - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Samsung Electronics Co. Ltd.	1,525,390	93,189,357
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $87,300,767)		120,984,965

Equity Funds - 54.9%
Large Blend Funds - 6.6%
Fidelity SAI U.S. Large Cap Index Fund (h)	81,830,707	1,952,480,657
Fidelity SAI U.S. Low Volatility Index Fund (h)	126,416,756	2,418,352,534

TOTAL LARGE BLEND FUNDS		4,370,833,191

Large Growth Funds - 35.6%
Fidelity Contrafund (h)	203,747,851	4,081,069,461
Fidelity Growth Company Fund (h)	170,145,089	6,787,087,611
Fidelity Magellan Fund (h)	215,591,325	3,233,869,871
Fidelity SAI U.S. Momentum Index Fund (h)	88,421,916	1,742,795,959
Fidelity SAI U.S. Quality Index Fund (h)	389,038,042	7,679,610,940

TOTAL LARGE GROWTH FUNDS		23,524,433,842

Large Value Funds - 8.5%
Fidelity Large Cap Value Enhanced Index Fund (h)	183,630,797	3,173,140,177
Fidelity SAI U.S. Value Index Fund (h)	198,887,549	2,484,105,490

TOTAL LARGE VALUE FUNDS		5,657,245,667

Small Blend Funds - 3.3%
Fidelity Small Cap Discovery Fund (h)	15,892,459	480,587,958
Fidelity Small Cap Index Fund (h)	57,892,515	1,670,777,990

TOTAL SMALL BLEND FUNDS		2,151,365,948

Small Growth Funds - 0.9%
Fidelity Advisor Small Cap Growth Fund - Class Z (h)	15,072,919	596,736,863
TOTAL EQUITY FUNDS
(Cost $26,001,401,047)		36,300,615,511

Other - 0.0%
Commodity Funds - Broad Basket - 0.0%
Fidelity SAI Inflation-Focused Fund (h)
(Cost $6,768,588)	858,825	11,310,724

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.06% (i)	490,939,052	491,037,240
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	133,360,684	133,374,020
TOTAL MONEY MARKET FUNDS
(Cost $624,407,499)		624,411,260
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $47,817,273,790)		66,241,410,102
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(72,537,621)
NET ASSETS - 100%		$66,168,872,481

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,217,133 or 0.1% of net assets.

 (d) Level 3 security

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,112,138 or 0.1% of net assets.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Affiliated company

 (h) Affiliated Fund

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
CCC Intelligent Solutions Holdings, Inc.	2/2/21	$1,343,850
Juniper Industrial Holdings, Inc.	12/21/20	$11,145,380
Vertiv Holdings LLC	2/6/20	$6,000,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$469,648,079	$1,351,979,896	$1,330,590,735	$66,156	$--	$--	$491,037,240	0.8%
Fidelity Securities Lending Cash Central Fund 0.06%	173,683,379	385,781,940	426,091,299	328,533	--	--	133,374,020	0.4%
Total	$643,331,458	$1,737,761,836	$1,756,682,034	$394,689	$--	$--	$624,411,260

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Small Cap Growth Fund - Class Z	$--	$--	$--	$--	$--	$154,986,297	$596,736,863
Fidelity Contrafund	3,354,370,561	325,000,000	--	--	--	401,698,900	4,081,069,461
Fidelity Growth Company Fund	5,718,686,749	320,000,001	--	--	--	748,400,861	6,787,087,611
Fidelity Large Cap Value Enhanced Index Fund	3,116,214,629	--	--	--	--	56,925,548	3,173,140,177
Fidelity Magellan Fund	2,787,054,916	70,000,000	--	--	--	376,814,955	3,233,869,871
Fidelity SAI Inflation-Focused Fund	10,795,429	--	--	--	--	515,295	11,310,724
Fidelity SAI U.S. Large Cap Index Fund	1,279,013,129	2,905,932,206	2,320,887,810	--	304,931,584	(216,508,452)	1,952,480,657
Fidelity SAI U.S. Low Volatility Index Fund	2,108,242,671	145,000,000	--	--	--	165,109,863	2,418,352,534
Fidelity SAI U.S. Momentum Index Fund	1,526,869,335	50,000,000	--	--	--	165,926,624	1,742,795,959
Fidelity SAI U.S. Quality Index Fund	6,488,426,308	370,000,006	--	--	--	821,184,626	7,679,610,940
Fidelity SAI U.S. Value Index Fund	2,410,798,537	49,999,999	--	--	--	23,306,954	2,484,105,490
Fidelity Small Cap Discovery Fund	466,394,048	13,757,391	--	13,757,391	--	436,519	480,587,958
Fidelity Small Cap Growth Fund	546,324,788	--	--	--	--	(104,574,222)	--
Fidelity Small Cap Index Fund	2,007,379,429	29,796,744	370,828,486	4,796,743	77,858,976	(73,428,673)	1,670,777,990
Total	$31,820,570,529	$4,279,486,347	$2,691,716,296	$18,554,134	$382,790,560	$2,520,795,095	$36,311,926,235

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Makus, Inc.	$8,085,051	$--	$--	$--	$--	$(1,126,550)	$6,958,500
Total	$8,085,051	$--	$--	$--	$--	$(1,126,550)	$6,958,500

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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